Accrued liabilities	12 Months Ended
Dec. 31, 2021
Accrued liabilities [Abstract]
Accrued liabilities [Text Block]

22Accrued liabilities

Accrued liabilities are summarized as follows:

Philips Group

Accrued liabilities

in millions of EUR

	2020	2021
Personnel-related costs:
- Salaries and wages	614	566
- Accrued holiday entitlements	124	127
- Other personnel-related costs	78	108
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	21	33
Communication and IT costs	64	82
Distribution costs	93	122
Sales-related costs:
- Commission payable	10	7
- Advertising and marketing-related costs	197	175
- Other sales-related costs	20	20
Material-related costs	103	130
Interest-related accruals	52	52
Other accrued liabilities	302	362
Accrued liabilities	1,678	1,784